Other Information (Tables)	3 Months Ended
Mar. 31, 2014
Text Block [Abstract]
Cash Payments for Interest and Income Taxes (Net of Refunds)	Cash payments for interest and income taxes (net of refunds) were as follows (in millions):

	Three Months Ended March 31,
	2014	2013
Interest	$21.7	$21.5
Income taxes (net of refunds)	$—	$0.5